Revenue - Contract Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Opening Balance	¥ 120,858	¥ 63,677
Net increase	42,379	57,181
Ending Balance	¥ 163,237	¥ 120,858